Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Purchased parts	$ 25,616	$ 25,454
Assembled parts	881	4,870
Work-in-process	9,889	7,516
Finished goods	6,628	7,385
Obsolescence provision	(2,388)	(279)
Inventory Net	$ 40,626	$ 44,946